DEPOSITS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Deposits and Obligations [Abstract]
Disclosure of detailed information of deposits and obligations [Text Block]
This item consists of the following:

	2017	2016
	S/(000)	S/(000)

Demand deposits	29,770,276	28,506,270
Time deposits (c)	30,184,314	22,531,305
Saving deposits	28,633,099	26,684,134
Severance indemnity deposits	7,170,934	7,117,685
Bank’s negotiable certificates	959,051	743,726
Total	96,717,674	85,583,120
Interest payable	452,737	333,267
Total	97,170,411	85,916,387

Disclosure of detailed information of non-interest bearing and interest-bearing deposits and obligations [Text Block]
The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2017	2016
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	26,786,474	24,718,582
In other countries	2,596,435	3,366,109
	29,382,909	28,084,691

Interest-bearing -
In Peru	60,372,602	52,472,191
In other countries	6,962,163	5,026,238
	67,334,765	57,498,429

Total	96,717,674	85,583,120

Disclosure of detailed information of balances of time deposits by maturity [Text Block]
The balance of time deposits classified by maturity is as follows:

	2017	2016
	S/(000)	S/(000)

Up to 3 months	15,152,619	11,017,649
From 3 months to 1 year	8,735,918	6,614,180
From 1 to 3 years	3,478,314	2,770,452
From 3 to 5 years	702,962	777,729
Over 5 years	2,114,501	1,351,295
Total	30,184,314	22,531,305